Business Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Business Combinations [Abstract]
BUSINESS ACQUISITIONS

13. BUSINESS ACQUISITIONS

VEO, Inc.

On January 31, 2019, ComSovereign entered a stock-for-stock exchange with the stockholder of VEO. At the effective date of the acquisition, all of the outstanding capital stock of VEO that was issued and outstanding at such time was exchanged for 1,500,000 unregistered Preferred Series A shares of ComSovereign.

Purchase consideration has been evaluated based on the business enterprise valuation of VEO. The shares of Preferred Series A issued to acquire VEO were valued at $8.81 per share (non-marketable basis).

VEO Purchase Price

(Amounts in US$'s, except share data)	Consideration
Number of Preferred Series A shares paid	1,500,000
Per share value	$8.81
Purchase price	$13,215,000

The allocation of the total purchase price to the tangible and intangible assets acquired and liabilities assumed by ComSovereign based on the fair values as of January 31, 2019 was as follows:

(Amounts in US$'s)	Fair Value
Cash	$55,261
Fixed and other long-term assets	4,000
Assumed liabilities	(40,531)
Intangible assets and goodwill:
Technology	6,410,000
Goodwill	6,786,270
Total intangible assets and goodwill	13,196,270
Total Consideration	$13,215,000

InduraPower, Inc.

On January 31, 2019, ComSovereign entered a stock-for-stock exchange with the stockholders of InduraPower. At the effective date of the acquisition, all of the outstanding capital stock of InduraPower that was issued and outstanding at such time was exchanged for 800,000 unregistered shares of Preferred Series A of ComSovereign.

Purchase consideration has been evaluated based on the business enterprise valuation of InduraPower. The shares of Preferred Series A issued to acquire InduraPower were valued at $8.81 per share (non-marketable basis).

InduraPower Purchase Price

(Amounts in US$'s, except share data)	Consideration
Number of Preferred Series A shares paid	800,000
Per share value	$8.81
Purchase price	$7,048,000

The allocation of the total purchase price to the tangible and intangible assets acquired and liabilities assumed by ComSovereign based on the fair values as of January 31, 2019 was as follows:

(Amounts in US$'s)	Fair Value
Cash	$18,791
Debt-free net working capital (excluding cash)	263,459
Fixed and other long-term assets	97,384
Assumed liabilities	(1,240,097)
Intangible assets and goodwill:
Technology	1,000,000
Goodwill	6,908,463
Total intangible assets and goodwill	7,908,463
Total Consideration	$7,048,000

Silver Bullet Technology, Inc.

On March 4, 2019, ComSovereign entered a stock-for-stock exchange with the stockholder of Silver Bullet. At the effective date of the acquisition, all of the outstanding capital stock of Silver Bullet that was issued and outstanding at such time was exchanged for 300,000 unregistered shares of Preferred Series A of ComSovereign.

Purchase consideration has been evaluated based on the business enterprise valuation of Silver Bullet. The shares of Preferred Series A issued to acquire Silver Bullet were valued at $8.81 per share (non-marketable basis).

Silver Bullet Purchase Price

(Amounts in US$'s, except share data)	Consideration
Number of Preferred Series A shares paid	300,000
Per share value	$8.81
Purchase price	$2,643,000

The allocation of the total purchase price to the tangible and intangible assets acquired and liabilities assumed by ComSovereign based on the fair values as of March 4, 2019 was as follows:

(Amounts in US$'s)	Fair Value
Cash	$273,290
Debt-free net working capital (excluding cash)	103,537
Fixed and other long-term assets	21,000
Liabilities assumed	(84,382)
Intangible assets and goodwill:
Technology	210,000
Trade name	200,000
Customer relationships	400,000
Goodwill	1,519,555
Total intangible assets and goodwill	2,329,555
Total Consideration	$2,643,000

DragonWave-X LLC and Lextrum, Inc.

On April 1, 2019, ComSovereign entered into a stock-for-stock exchange with the owner of DragonWave and Lextrum. At the effective date of the acquisition, all of the equity interests of DragonWave and Lextrum were exchanged for an aggregate of 13,237,149 shares of ComSovereign's restricted common stock.

Purchase consideration has been evaluated based on the business enterprise valuation of DragonWave and Lextrum. The shares of common stock issued to acquire DragonWave and Lextrum were valued at $4.40 per share (non-marketable basis).

DragonWave and Lextrum Purchase Price

(Amounts in US$'s, except share data)	Consideration
Number of common stock shares paid	13,237,149
Per share value	$4.40
Purchase price	$58,243,456
DragonWave	$42,081,392
Lextrum	$16,162,064

DragonWave

The allocation of the total purchase price to the tangible and intangible assets acquired and liabilities assumed by ComSovereign based on the fair values as of April 1, 2019 was as follows:

(Amounts in US$'s)	Fair Value
Cash	$1,274,072
Debt-free net working capital (excluding cash)	(1,099,194)
Note payable	(5,690,000)
Fixed and other long-term assets	2,455,714
Intangible assets:
Technology	13,750,000
Trade name	4,210,000
Customer relationships	13,080,000
Goodwill	14,100,800
Total intangible assets and goodwill	45,140,800
Total Consideration	$42,081,392

Lextrum

The allocation of the total purchase price to the acquired tangible and intangible assets and liabilities assumed by ComSovereign based on the fair values as of April 1, 2019 was as follows:

(Amounts in US$'s)	Fair Value
Cash	$8,105
Debt-free net working capital (excluding cash)	(103,611)
Fixed and other long-term assets	—
Intangible assets:
Technology	11,430,000
Goodwill	4,827,570
Total intangible assets	16,257,570
Total Consideration	$16,162,064

Historical Drone Aviation Holding Corp

On November 27, 2019, the Company completed the ComSovereign Acquisition in a stock for stock transaction that was treated as a reverse merger for accounting purposes under U.S. GAAP with ComSovereign as the accounting acquiror and the Company as the accounting acquiree.

The allocation of the total purchase price to the Company's acquired tangible and intangible assets and assumed liabilities based on the fair values as of November 27, 2019 was as follows:

(Amounts in US$'s)	Fair Value
Working capital	$2,399,800
Other assets	220,672
Intangible assets and goodwill:
Intellectual property	3,729,537
Trade name	1,233,204
Customer relationships	1,630,792
Noncompete	937,249
Goodwill	18,106,237
Total intangible assets and goodwill	25,637,019
Total Consideration	$28,257,491

Fast Plastic Parts, LLC and Spring Creek Manufacturing, Inc. Acquisition

On March 6, 2020, Sovereign Plastics completed the acquisition of the net assets of Fast Plastic Parts, LLC and 100% of the shares of common stock of Spring Creek Manufacturing, Inc. The consideration paid was the purchase price of $829,347, representing cash paid on the closing date of $253,773 and short-term debt incurred to the sellers of $575,574. Based in Colorado Springs, Colorado, the acquired business occupies a 23,300-square-foot manufacturing facility that houses a full-production machine shop, a comprehensive line of state-of-the-art plastic injection molding machinery, as well as light-assembly fulfilment and packaging lines serving customers 24x7. To finance the cash paid on the closing date and a portion of the short-term debt incurred, the Company entered into a new promissory note with an unaffiliated lender in the principal amount of $500,000 for proceeds of $446,000 that matures on December 5, 2020 and issued 50,000 shares of common stock. See Note 15 for further discussion of the promissory note. The Company expensed acquisition-related costs of $25,714 in the nine months ended September 30, 2020, which is included in general and administrative expenses on the Company's Condensed Consolidated Statement of Operations.

The Company has accounted for the purchase using the acquisition method of accounting for business combinations under ASC 805. Accordingly, the purchase price has been allocated to the underlying assets and liabilities in proportion to their respective fair values. The following table summarizes the acquired assets and assumed liabilities and the preliminary acquisition accounting for the fair value of the assets and liabilities recognized in the Condensed Consolidated Balance Sheet at September 30, 2020:

(Amounts in US$'s)	Fair Value
Inventory	$168,106
Prepaid expenses	66,575
Property & equipment	1,365,319
Operating lease right-of-use-assets	1,048,058
Finance lease right-of-use assets	18,009
Intangible assets:
Customer relationships	500,226
Total assets	3,166,293
Current portion of long-term debt	1,270,879
Operating lease liabilities, current	166,919
Finance lease liabilities, current	6,578
Operating lease liabilities, net of current portion	881,139
Finance lease liabilities, net of current portion	11,431
Total purchase consideration	$829,347

This purchase price allocation is preliminary and is pending the finalization of the third-party valuation analysis and working capital, as the Company has not yet completed the detailed valuation analyses as of the filing date of this Form 10-Q.

Virtual Network Communications, Inc.

On July 6, 2020, the Company completed its acquisition (the "VNC Acquisition") of Virtual Network Communications Inc., a Virginia corporation ("VNC"), pursuant to an Agreement and Plan of Merger and Reorganization dated as of May 21, 2020 (the "Merger Agreement"), by and among the Company and its wholly-owned subsidiaries, CHC Merger Sub 7, Inc. and VNC Acquisition LLC, VNC and Mohan Tammisetti, solely in his capacity as the representative of the security holders of VNC. VNC is an edge centric wireless telecommunications technology developer and equipment manufacturer of both 4G LTE Advanced and 5G capable radio equipment.  VNC designs, develops, manufactures, markets, and supports a line of network products for wireless network operators, mobile virtual network operators, cable TV system operators, and government and business enterprises that enable new sources of revenue, and reduce capital and operating expenses.  VNC is reinventing how wireless networks service mission-critical communications for Public Safety, Homeland Security, Department of Defense and commercial Private Network users.  We envision the future of virtualized micro networks blanketing the globe without expensive terrestrial based radio towers and building installation. VNC's patented technology virtualizes entire LTE Advanced and 5G core and radio solutions.  Our products eliminate much of the costly backbone equipment of telecom networks. VNC also has developed rapidly deployable, tactical systems that can be combined with the tethered aerostats and drones, including from COMSovereign's Drone Aviation subsidiary, enabling operating in nearly any location in the world.

In connection with the VNC acquisition, the total preliminary purchase price consideration amounted to $19,728,987, representing (i) cash paid on the closing date of $2,892,727, (ii) 11,738,210 shares of the Company's common stock with a fair value of $12,677,267 or $1.08 per share, of which an aggregate of 4,000,000 shares is being held in an escrow fund for purposes of satisfying any post-closing indemnification claims of the former VNC security holders under the Merger Agreement, (iii) options to purchase an aggregate 2,525,506 shares of the Company's common stock with a fair value of $2,261,275, (iv) warrants to purchase an aggregate 1,736,284 shares of the Company's common stock with a fair value of $1,646,471, and (v) settlement of a note receivable and related interest receivable pre-existing relationship in the amount of $251,247.

The Company has accounted for the purchase using the acquisition method of accounting for business combinations under ASC 805. Accordingly, the purchase price has been allocated to the underlying assets and liabilities in proportion to their respective fair values. The following table summarizes the acquired assets and assumed liabilities and the preliminary acquisition accounting for the fair value of the assets and liabilities recognized in the Condensed Consolidated Balance Sheet at September 30, 2020:

(Amounts in US$'s)	Fair Value
Inventory	$157,727
Prepaid expenses	15,000
Intangible assets:
Goodwill	19,151,331
Technology	23,992
Licenses	410,000
Total assets	19,758,050
Accounts payable and other accrued liabilities	5,000
Interest payable	35
Note payable	24,028
Total purchase consideration	$19,728,987

This purchase price allocation is preliminary and is pending the finalization of the third-party valuation analysis and working capital, as the Company has not yet completed the detailed valuation analyses as of the filing date of this Form 10-Q.

3. BUSINESS ACQUISITIONS

The Company's acquisitions are accounted for such that the assets acquired and liabilities assumed are recognized at their acquisition date fair values, with any excess of the consideration transferred over the estimated fair values of the identifiable net assets acquired recorded as goodwill.

For fiscal 2019, the Company recorded the following acquisitions.

VEO, Inc.

On January 31, 2019, ComSovereign entered a stock-for-stock exchange with the stockholder of VEO. At the effective date of the acquisition, all of the outstanding capital stock of VEO that was issued and outstanding at such time was exchanged for 1,500,000 unregistered Preferred Series A shares of ComSovereign.

Purchase consideration has been evaluated based on the business enterprise valuation of VEO. The shares of Preferred Series A issued to acquire VEO were valued at $8.81 per share (non-marketable basis).

VEO Purchase Price

(Amounts in US$'s, except share data)	Consideration
Number of Preferred Series A paid	1,500,000
Per share value	$8.81
Purchase price	$13,215,000

The allocation of the total preliminary estimated purchase price to the tangible and intangible assets acquired and liabilities assumed by ComSovereign based on the estimated fair values as of January 31, 2019 was as follows:

(Amounts in US$'s)	Fair Value
Cash	$55,261
Fixed and other long-term assets	4,000
Assumed liabilities	(40,531)
Intangible assets and goodwill:
Technology	6,410,000
Goodwill	6,786,270
Total intangible assets and goodwill	13,196,270
Total Consideration	$13,215,000

InduraPower, Inc.

On January 31, 2019, ComSovereign entered a stock-for-stock exchange with the stockholders of InduraPower. At the effective date of the acquisition, all of the outstanding capital stock of InduraPower that was issued and outstanding at such time was exchanged for 800,000 unregistered shares of Preferred Series A of ComSovereign.

Purchase consideration has been evaluated based on the business enterprise valuation of InduraPower. The shares of Preferred Series A issued to acquire InduraPower were valued at $8.81 per share (non-marketable basis).

InduraPower Purchase Price

(Amounts in US$'s, except share data)	Consideration
Number of Preferred Series A paid	800,000
Per share value	$8.81
Purchase price	$7,048,000

The allocation of the total preliminary estimated purchase price to the tangible and intangible assets acquired and liabilities assumed by ComSovereign based on the estimated fair values as of January 31, 2019 was as follows:

(Amounts in US$'s)	Fair Value
Cash	$18,791
Debt-free net working capital (excluding cash)	263,459
Fixed and other long-term assets	97,384
Assumed liabilities	(1,240,097)
Intangible assets and goodwill:
Technology	1,000,000
Goodwill estimate	6,908,463
Total intangible assets and goodwill	7,908,463
Total Consideration	$7,048,000

Silver Bullet Technology, Inc.

On March 4, 2019, ComSovereign entered a stock-for-stock exchange with the stockholder of Silver Bullet. At the effective date of the acquisition, all of the outstanding capital stock of Silver Bullet that was issued and outstanding at such time was exchanged for 300,000 unregistered shares of Preferred Series A of ComSovereign.

Purchase consideration has been evaluated based on the business enterprise valuation of Silver Bullet. The shares of Preferred Series A issued to acquire Silver Bullet were valued at $8.81 per share (non-marketable basis).

Silver Bullet Purchase Price

(Amounts in US$'s, except share data)	Consideration
Number of Preferred Series A paid	300,000
Per share value	$8.81
Purchase price	$2,643,000

The allocation of the total preliminary estimated purchase price to the tangible and intangible assets acquired and liabilities assumed by ComSovereign based on the estimated fair values as of March 4, 2019 was as follows:

(Amounts in US$'s)	Fair Value
Cash	$273,290
Debt-free net working capital (excluding cash)	103,537
Fixed and other long-term assets	21,000
Liabilities assumed	(84,382)
Intangible assets and goodwill:
Technology	210,000
Trade name	200,000
Customer relationships	400,000
Goodwill estimate	1,519,555
Total intangible assets and goodwill	2,329,555
Total Consideration	$2,643,000

DragonWave-X LLC and Lextrum, Inc.

On April 1, 2019, ComSovereign entered into a stock-for-stock exchange with the owner of DragonWave and Lextrum. At the effective date of the acquisition, all of the equity interests of DragonWave and Lextrum were exchanged for an aggregate of 13,237,149 shares of ComSovereign's restricted common stock.

Purchase consideration has been evaluated based on the business enterprise valuation of DragonWave and Lextrum. The shares of common stock issued to acquire DragonWave and Lextrum were valued at $4.40 per share (non-marketable basis).

DragonWave and Lextrum Purchase Price

(Amounts in US$'s, except share data)	Consideration
Number of common stock paid	13,237,149
Per share value	$4.40
Purchase price	$58,243,456
DragonWave	$42,081,392
Lextrum	$16,162,064

DragonWave

The allocation of the total preliminary estimated purchase price to the tangible and intangible assets acquired and liabilities assumed by ComSovereign based on the estimated fair values as of April 1, 2019 was as follows:

(Amounts in US$'s)	Fair Value
Cash	$1,274,072
Debt-free net working capital (excluding cash)	(1,099,194)
Note payable	(5,690,000)
Fixed and other long-term assets	2,455,714
Intangible assets:
Technology	13,750,000
Trade name	4,210,000
Customer relationships	13,080,000
Goodwill estimate	14,100,800
Total intangible assets and goodwill	45,140,800
Total Consideration	$42,081,392

Lextrum

The allocation of the total preliminary estimated purchase price to the acquired tangible and intangible assets and liabilities assumed by ComSovereign based on the estimated fair values as of April 1, 2019 was as follows:

(Amounts in US$'s)	Fair Value
Cash	$8,105
Debt-free net working capital (excluding cash)	(103,611)
Fixed and other long-term assets	—
Intangible assets:
Technology	11,430,000
Goodwill estimate	4,827,570
Total intangible assets	16,257,570
Total Consideration	$16,162,064

Historical Drone Aviation Holding Corp

The allocation of the total preliminary estimated purchase price to Drone Aviation Holding Corp's acquired tangible and intangible assets and assumed liabilities based on the estimated fair values as of November 27, 2019 was as follows:

(Amounts in US$'s)	Fair Value
Working capital	$2,399,800
Other assets	220,672
Intangible assets and goodwill:
Intellectual property	3,729,537
Trade name	1,233,204
Customer relationships	1,630,792
Noncompete	937,249
Goodwill estimate	18,106,237
Total intangible assets and goodwill	25,637,019
Total Consideration	$28,257,491